Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (5,451,778)	$ (2,125,487)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	1,114,656	101,040
Depreciation expense	86,136	89,749
Loss on disposal of equipment		1,392
Noncash consulting expense		171,100
Noncash lease expense	2,683
Gain on debt extinguishment	(160,588)	0
Change in fair value of convertible notes	76,738	0
Changes in operating assets and liabilities:
Accounts receivable	109,868	(113,068)
Prepaid expenses and other current assets	(230,955)	(583)
Due from related parties	5,114	(5,400)
Accounts payable	319,325	20,981
Accrued expenses and other current liabilities	399,801	82,223
Deferred revenue	(28,949)	(26,051)
Net cash used in operating activities	(3,757,949)	(1,804,104)
Cash flows from investing activities:
Purchases of property and equipment	(142,013)	(12,366)
Net cash used in investing activities	(142,013)	(12,366)
Cash flows from financing activities:
Proceeds from issuance of capital units, net of issuance costs		1,391,742
Proceeds from issuance of convertible preferred stock, net of issuance costs	9,349,675
Proceeds from issuance of promissory note		160,588
Proceeds from issuance of convertible notes	750,000
Proceeds from exercise of stock options	180,000
Net cash provided by financing activities	10,279,675	1,552,330
Net increase (decrease) in cash, cash equivalents and restricted cash	6,379,713	(264,140)
Cash, cash equivalents and restricted cash at beginning of year	180,427	444,567
Cash, cash equivalents, and restricted cash at end of year	6,560,140	180,427
Supplemental disclosures of noncash activities:
Issuance of capital units in exchange for services		$ 171,100
Conversion of capital units into convertible preferred stock	10,681,040
Settlement of convertible notes for convertible preferred stock	$ 826,738